Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000112950 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1],[2]
C000112950 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1],[2]
C000112950 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1],[2]
C000112950 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%	[1],[2]
C000112950 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[1],[2]
C000112950 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1],[2]
C000112950 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.70%	[2]
C000112950 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.30%	[2]
C000112950 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000112950 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000112950 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	15.10%	[2]
C000112950 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000112950 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000112950 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
C000112950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%	[2]
C000112950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
C000112949 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3],[4]
C000112949 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3],[4]
C000112949 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3],[4]
C000112949 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[3],[4]
C000112949 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[3],[4]
C000112949 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3],[4]
C000112949 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%	[4]
C000112949 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000112949 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000112949 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000112949 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000112949 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000112949 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.00%	[4]
C000112949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
C000112949 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000112949 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000112503 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5],[6]
C000112503 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[5],[6]
C000112503 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[5],[6]
C000112503 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5],[6]
C000112503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[5],[6]
C000112503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[5],[6]
C000112503 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[5],[6]
C000112503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5],[6]
C000112503 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5],[6]
C000112503 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5],[6]
C000112503 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000112503 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000112503 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	7.40%	[6]
C000112503 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	12.90%	[6]
C000112503 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%	[6]
C000112503 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.20%	[6]
C000112503 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000112503 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000112503 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000112503 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	13.50%	[6]
C000112502 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7],[8]
C000112502 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7],[8]
C000112502 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7],[8]
C000112502 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[7],[8]
C000112502 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[7],[8]
C000112502 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[7],[8]
C000112502 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[7],[8]
C000112502 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[7],[8]
C000112502 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[7],[8]
C000112502 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%	[8]
C000112502 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%	[8]
C000112502 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000112502 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	5.20%	[8]
C000112502 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%	[8]
C000112502 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000112502 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.90%	[8]
C000112502 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000112502 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000112502 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000104446 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%	[9],[10]
C000104446 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[9],[10]
C000104446 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[9],[10]
C000104446 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[9],[10]
C000104446 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9],[10]
C000104446 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	15.30%	[10]
C000104446 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000104446 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.20%	[10]
C000104446 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000104446 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.90%	[10]
C000104446 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[10]
C000104446 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	5.70%	[10]
C000104446 [Member] | SERBIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000104446 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	4.80%	[10]
C000104446 [Member] | URUGUAY
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	Excludes money market funds.
[9]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[10]	Excludes money market funds.